Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

8. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment as of December 31, 2018 and 2017 consisted of:

	December 31, 2018	December 31, 2017

Building	$1,488,396	$-
Computer equipment	64,911	14,057
Furniture, fixture, and office and medical equipment	262,819	-
Leasehold improvements	664,713	-
Laboratory equipment	2,045,034	339,000
Motor vehicle	239,093	-
	4,764,966	353,057
Less: accumulated depreciation	504,364	6,470
Property, plant and equipment, net	$4,260,602	$346,587

Depreciation expenses for property, plant and equipment amounted to $497,908 and $6,470 for the year ended December 31, 2018 and the period March 1, 2017 through December 31, 2017, respectively.